SHARE CAPITAL, WARRANTS AND OPTIONS (Details Narrative)					1 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2023 CAD ($) $ / shares shares	Feb. 24, 2023 CAD ($) $ / shares shares	Aug. 03, 2022 $ / shares shares	Apr. 26, 2022	Apr. 30, 2022 USD ($) $ / shares shares	Apr. 30, 2022 CAD ($) shares	Jun. 30, 2023 CAD ($) $ / shares shares	Jun. 30, 2022 CAD ($) shares	Dec. 31, 2022 CAD ($) shares	Apr. 16, 2023 shares	Mar. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Share consolidation description							5-for-1
Common share issued							135,730,527	90,239,343
Warrants outstanding							6,834,398		1,098,786	40,606
Share issue cost | $							$ 1,666,097	$ 1,951,475
Common shares outstanding							135,730,527		116,521,343
Outstanding shares			31,748,399
Share capital of the company immediately post RTO, Shares			113,905,935
Share based compensation | $								$ 2,593,095
Reserves | $							$ 4,102,021		$ 7,731,117
Deferred share unit plan [member]
IfrsStatementLineItems [Line Items]
Common shares outstanding							454,439				200,000
Share based compensation | $							$ 306,405		$ 298,000
Premium nickel resources corporation [member]
IfrsStatementLineItems [Line Items]
Common share issued			82,157,536
Subscription Receipts price per share | $ / shares			$ 2.00
Outstanding shares			77,948,368
North American Nickel Inc [member]
IfrsStatementLineItems [Line Items]
Share capital of the company immediately post RTO, Shares			31,748,399
Amalgamation Agreement [member] | North American Nickel Inc [member]
IfrsStatementLineItems [Line Items]
Share consolidation description			5-to-1	5-to-1
Share exchange ratio for RTO			1.054	1.054
Brokered private placement [member]
IfrsStatementLineItems [Line Items]
Common share issued		4,437,184
Subscription Receipts price per share | $ / shares		$ 1.75
Gross proceeds | $		$ 7,765,072
Broker warrants [member]
IfrsStatementLineItems [Line Items]
Description for offering shares							In connection with the Offering, the Company: (a) paid to the agents a cash commission of $473,383, equal to 6% of the gross proceeds (other than on certain president’s list purchasers on which a cash commission of 3% was paid); and (b) issued to the agents that number of non-transferable broker warrants of the Company (the “Broker Warrants”) as is equal to 6% of the number of common Shares sold under the Offering (other than on common shares issued to president’s list purchasers on which Broker Warrants equal to 3% were issued).
Warrant exercise price | $ / shares							$ 1.75
Warrants outstanding							221,448
Fair value of warrants liability | $							$ 167,939
Share issuance cost | $							$ 133,164
Financing transactions [member]
IfrsStatementLineItems [Line Items]
Common share issued	14,772,000
Subscription Receipts price per share | $ / shares	$ 1.10
Gross proceeds | $	$ 16,249,200
Warrant exercise price | $ / shares	$ 1.4375
Warrants outstanding	5,324,000
Fair value of warrants liability | $	$ 1,898,349
Description of transferable warrant	Each unit comprises one common share of PNRL and 22.5% of one whole common share purchase warrant
Number of transferable warrants issuable in equity financing	3,324,000
Cash fees | $	$ 812,460
Percentage of gross proceeds of equity portion	5.00%
Legal fees | $	$ 561,394
Share issue cost | $	$ 240,596
Non-brokered private placement [member]
IfrsStatementLineItems [Line Items]
Subscription Receipts price per share | $ / shares					$ 2.00
Gross proceeds					$ 17,731,238	$ 22,388,599
Non-brokered private placement [member] | Finder One [Member]
IfrsStatementLineItems [Line Items]
Cash commission | $						$ 1,535,727
Non-brokered private placement [member] | Finder Two [Member]
IfrsStatementLineItems [Line Items]
Commision percentage					6.00%
Series 1 convertible preferred shares [member]
IfrsStatementLineItems [Line Items]
Convertible preferred shares							100,000,000
Ordinary shares [member] | Non-brokered private placement [member]
IfrsStatementLineItems [Line Items]
Issuance of subscription receipts units					8,936,167	8,936,167
Ordinary shares [member] | Non-brokered private placement [member] | Finder Two [Member]
IfrsStatementLineItems [Line Items]
Common share issued					70,548
Value of shares issued | $						$ 176,398
Non-brokered private placement [member] | Finder One [Member]
IfrsStatementLineItems [Line Items]
Commision percentage					6.00%